EXPLORATION EXPENDITURES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Total	$ 2,397	$ 432	$ 4,367	$ 2,396	$ 4,719	$ 18,051
Technical Studies and Engineering [Member]
Total	1,551	54	1,988	1,470	2,671	5,892
Field Management and Other [Member]
Total	399	133	633	301	940	1,791
Drilling [Member]
Total				281	197	4,976
Metallurgical Development [Member]
Total	419	25	1,691	110	844	4,506
Geologists and Field Staff [Member]
Total	$ 28	$ 220	$ 55	$ 234	$ 67	$ 886